Derivative Instruments - Derivatives Designated As Fair Value Hedging Instruments, Hedged Items and Hedge Ineffectiveness (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	[1]	$ (2,330)	$ (7,283)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	[1]	2,299	7,390
Ineffectiveness recorded in non-interest revenue - other		1	(33)
Fair Value Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2],[3]	4,946	1,935
Carrying amount of hedging derivatives liabilities	[2],[3]	(1,391)	(2,987)
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	[4]	2,993	(480)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	[2]	(2,816)	503
Ineffectiveness recorded in non-interest revenue - other	[2]	177	23
Carrying amount of the hedged item	[2],[5]	9,685	(24,913)
Active hedges	[2]	(3,358)	238
Discontinued hedges	[2]	1,463	547
Fair Value Hedges [member] | Interest rate swap contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2],[3]	4,877	1,935
Carrying amount of hedging derivatives liabilities	[2],[3]	(1,390)	(2,987)
Fair Value Hedges [member] | Cross Currency Swaps [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount of hedging derivatives Asset	[2],[3]	69
Carrying amount of hedging derivatives liabilities	[2],[3]	(1)
Fair Value Hedges [member] | Securities and loans [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	[4]	4,071	2,633
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	[2]	(3,955)	(2,625)
Ineffectiveness recorded in non-interest revenue - other	[2]	116	8
Carrying amount of the hedged item	[2],[5]	87,043	36,394
Active hedges	[2]	(4,373)	(2,603)
Discontinued hedges	[2]	(404)	122
Fair Value Hedges [member] | Deposits and subordinated debt [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Gains (Losses) on hedging derivatives used to calculate hedge ineffectiveness	[4]	(1,078)	(3,113)
Hedge ineffectiveness Gains (Losses) on hedged item used to calculate hedge ineffectiveness	[2]	1,139	3,128
Ineffectiveness recorded in non-interest revenue - other	[2]	61	15
Carrying amount of the hedged item	[2],[5]	(77,358)	(61,307)
Active hedges	[2]	1,015	2,841
Discontinued hedges	[2]	$ 1,867	$ 425

[1]	Represents life to date amounts.
[2]	Includes the fair value of bond futures rounded down to $0 million as at October 31, 2023 ($nil million as at October 31, 2022).
[3]	Represents the unrealized gains (losses) within derivative instruments in assets and liabilities, respectively, in the Consolidated Balance Sheet.
[4]	Includes the fair value of bond futures rounded down to $nil million as at October 31, 2023 ($nil million as at October 31, 2022).
[5]	Represents the carrying value in our Consolidated Balance Sheet and includes amortized cost, before ACL, plus fair value hedge adjustments, except for FVOCI securities that are carried at fair value.